EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated June 12, 2020 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated July 30, 2019, as supplemented, filed with the Securities and Exchange Commission on May 27, 2020 under Rule 497 (SEC Accession No. 0001193125-20-167655).